Principal Subsidiaries and Non-Controlling Interests in Subsidiaries (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Subsidiaries
The following table presents certain operating subsidiaries the Bank owns, directly or indirectly. All of these subsidiaries are included in the Bank’s consolidated financial statements.

		Carrying value of shares
As at October 31 ($ millions)	Principal office	2022	2021
Canadian

1832 Asset Management L.P.	Toronto, Ontario	$3,785	$2,680
BNS Investments Inc.	Toronto, Ontario	15,750	15,200
Montreal Trust Company of Canada	Montreal, Quebec
The Bank of Nova Scotia Trust Company	Toronto, Ontario	214	185
National Trust Company	Stratford, Ontario	374	366
Roynat Inc.	Calgary, Alberta	594	518
Scotia Capital Inc.	Toronto, Ontario	3,215	2,818
Scotia Dealer Advantage Inc.	Burnaby, British Columbia	867	729
Scotia Mortgage Corporation	Toronto, Ontario	810	750
Scotia Securities Inc.	Toronto, Ontario	63	53
Tangerine Bank	Toronto, Ontario	3,827	3,405
Jarislowsky, Fraser Limited	Montreal, Quebec	988	1,027
MD Financial Management Inc.	Ottawa, Ontario	2,781	2,761

International

Scotiabank Colpatria S.A. (51%)	Bogota, Colombia	842	995
BNS International (Bahamas) Limited	Nassau, Bahamas	17,180	17,543
BNS Asia Limited	Singapore
The Bank of Nova Scotia Trust Company (Bahamas) Limited	Nassau, Bahamas
Grupo BNS de Costa Rica, S.A.	San Jose, Costa Rica
Scotiabank & Trust (Cayman) Ltd.	Grand Cayman, Cayman Islands
Scotiabank (Bahamas) Limited	Nassau, Bahamas
Scotiabank (Ireland) Designated Activity Company	Dublin, Ireland
Grupo Financiero Scotiabank Inverlat, S.A. de C.V. (97.4%)	Mexico City, Mexico	5,960	4,714
Nova Scotia Inversiones Limitada	Santiago, Chile	6,114	5,173
Scotiabank Chile S.A. (99.79%)	Santiago, Chile
Scotia Holdings (US) Inc. (2)	New York, New York
Scotia Capital (USA) Inc. (2)(3)	New York, New York
Scotiabank Brasil S.A. Banco Multiplo	Sao Paulo, Brazil	788	280
Scotiabank Caribbean Holdings Ltd.	Bridgetown, Barbados	1,550	1,630
Scotia Group Jamaica Limited (71.8%)	Kingston, Jamaica
The Bank of Nova Scotia Jamaica Limited	Kingston, Jamaica
Scotiabank Trinidad and Tobago Limited (50.9%)	Port of Spain, Trinidad and Tobago
Integra Properties Ltd, S.A. (formerly Scotiabank (Panama) S.A.)	Panama City, Panama
Scotiabank Uruguay S.A.	Montevideo, Uruguay	478	440
Scotiabank Europe plc	London, United Kingdom	2,478	2,273
Scotia Peru Holdings S.A.	Lima, Peru	4,961	4,277
Scotiabank Peru S.A.A. (99.31%)	Lima, Peru
Profuturo AFP S.A.	Lima, Peru
Scotiabank Republica Dominicana, S.A. – Banco Multiple (99.80%)	Santo Domingo, Dominican Republic	906	775
Scotiabank (Barbados) Limited	Bridgetown, Barbados	273	235

(1)	The Bank (or immediate parent of an entity) owns 100% of the outstanding voting shares of each subsidiary unless otherwise noted.
(2)	The carrying value of this subsidiary is included with that of its parent, BNS Investments Inc.
(3)	The carrying value of this subsidiary is included with that of its parent, Scotia Holdings (US) Inc.

Summary of Non-controlling Interests
The Bank’s significant
non-controlling
interests in subsidiaries are comprised of the following entities:

	As at and for the year ended
			2022		2021
	Non-controlling interest %		Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest	Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest
Scotiabank Chile S.A.	0.21	% (1)	$227	$27	$790	$55
Scotiabank Colpatria S.A. (2)	49.0%		332	12	405	–
Scotia Group Jamaica Limited	28.2%		279	10	261	12
Scotiabank Trinidad and Tobago Limited	49.1%		413	52	367	56
Other	0.1% 49.0%	– (3)	273	14	267	–
Total			$1,524	$115	$2,090	$123
(1)	The Bank increased its ownership in Scotiabank Chile S.A. in 2022 by acquiring an additional 16.8% stake from the non-controlling shareholder. Refer to Note 36 for details.
(2)
Non-controlling
interest holders for Scotiabank Colpatria S.A. have a right to sell their holding to the Bank after the end of 7th anniversary (January 17, 2019) and at subsequent pre-agreed
intervals, into the future, at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.

(3)	Range of non-controlling interest % for other subsidiaries.

Summary of financial information of Bank's subsidiaries with significant non-controlling interests
Summarized financial information of the Bank’s subsidiaries with significant non-controlling
interests are as follows:

	As at and for the year ended October 31, 2022				As at and for the year ended October 31, 2021
($ millions)	Revenue	Total comprehensive income (loss)	Total assets	Total liabilities	Revenue	Total comprehensive income (loss)	Total assets	Total liabilities
Total	$3,849	$880	$93,880	$85,754	$3,875	$6	$86,317	$78,973